Trade Accounts Receivables Factoring Agreement (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Accounts Notes And Loans Receivable [Line Items]
Trade receivables sold	$ (22,375)	$ 51,584
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Trade receivables sold	281,627	397,999
Servicing fees	$ 790	$ 919